UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LionEye Capital Management, LLC
Address: 152 West 57th Street, 10th Floor
         New York, NY  10019

13F File Number:  028-15469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 257-5695

Signature, Place, and Date of Signing:

 /s/   Kelly Ireland     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:    $323,219 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RLTY CAP PPTYS INC    COM              02917T104     8949   610000 SH       SOLE                   610000        0        0
AMERISTAR CASINOS INC          COM              03070Q101     5298   202000 SH       SOLE                   202000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108     2318    30000 SH       SOLE                    30000        0        0
ARRIS GROUP INC                COM              04270V106     7424   432400 SH       SOLE                   432400        0        0
BABCOCK & WILCOX CO NEW        COM              05615F102     3000   105600 SH       SOLE                   105600        0        0
BAKER MICHAEL CORP             COM              057149106     3246   132480 SH       SOLE                   132480        0        0
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188      405    20000 SH       SOLE                    20000        0        0
BEST BUY INC                   COM              086516101      443    20000 SH  PUT  SOLE                    20000        0        0
BIG LOTS INC                   COM              089302103     4232   120000 SH       SOLE                   120000        0        0
BRE PROPERTIES INC             CL A             05564E106     2775    57000 SH       SOLE                    57000        0        0
CALGON CARBON CORP             COM              129603106     8354   461545 SH       SOLE                   461545        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     2174    35000 SH  CALL SOLE                    35000        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     4485    72218 SH       SOLE                    72218        0        0
COMPUWARE CORP                 COM              205638109    10069   806200 SH       SOLE                   806200        0        0
DEAN FOODS CO NEW              COM              242370104     1269    70000 SH  PUT  SOLE                    70000        0        0
DEAN FOODS CO NEW              COM              242370104     1949   107500 SH       SOLE                   107500        0        0
DELEK LOGISTICS PARTNERS LP    COM UNT RP INT   24664T103      354    11360 SH       SOLE                    11360        0        0
DELEK US HLDGS INC             COM              246647101     5011   127000 SH       SOLE                   127000        0        0
DEMAND MEDIA INC               COM              24802N109     2632   304944 SH       SOLE                   304944        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1411    25000 SH       SOLE                    25000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1411    25000 SH  PUT  SOLE                    25000        0        0
DIGITAL RIV INC                COM              25388B104     4781   338089 SH       SOLE                   338089        0        0
DINEEQUITY INC                 COM              254423106     4643    67500 SH       SOLE                    67500        0        0
ELAN PLC                       ADR              284131208      987   110000 SH       SOLE                   110000        0        0
EMULEX CORP                    COM NEW          292475209     7183  1100000 SH       SOLE                  1100000        0        0
ENERGYSOLUTIONS INC            COM              292756202     3750  1000000 SH       SOLE                  1000000        0        0
FERRO CORP                     COM              315405100      675   100000 SH       SOLE                   100000        0        0
FIFTH & PAC COS INC            COM              316645100     3134   166000 SH       SOLE                   166000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1655    50000 SH  CALL SOLE                    50000        0        0
GENCORP INC                    COM              368682100     4256   320000 SH       SOLE                   320000        0        0
HESS CORP                      COM              42809H107     7949   111000 SH       SOLE                   111000        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     5229   700000 SH       SOLE                   700000        0        0
ISHARES TR                     DJ US REAL EST   464287739    10422   150000 SH  PUT  SOLE                   150000        0        0
ISHARES TR                     RUSSELL 2000     464287655     4722    50000 SH  PUT  SOLE                    50000        0        0
JACK IN THE BOX INC            COM              466367109     3459   100000 SH       SOLE                   100000        0        0
LEAR CORP                      COM NEW          521865204     6613   120526 SH       SOLE                   120526        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     4666   394383 SH       SOLE                   394383        0        0
MICRON TECHNOLOGY INC          COM              595112103      998   100000 SH       SOLE                   100000        0        0
MICROS SYS INC                 COM              594901100     2902    63775 SH       SOLE                    63775        0        0
OCWEN FINL CORP                COM NEW          675746309      379    10000 SH       SOLE                    10000        0        0
OFFICE DEPOT INC               COM              676220106     6563  1670000 SH       SOLE                  1670000        0        0
OFFICEMAX INC DEL              COM              67622P101     3493   300900 SH       SOLE                   300900        0        0
PINNACLE ENTMT INC             COM              723456109     4524   309441 SH       SOLE                   309441        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     5696   120000 SH  CALL SOLE                   120000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     8443   177855 SH       SOLE                   177855        0        0
QEP RES INC                    COM              74733V100     2292    72000 SH       SOLE                    72000        0        0
QUANTUM CORP                   COM DSSG         747906204     1843  1440000 SH       SOLE                  1440000        0        0
SAFEWAY INC                    COM NEW          786514208     1581    60000 SH       SOLE                    60000        0        0
SHORETEL INC                   COM              825211105      363   100000 SH       SOLE                   100000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    94002   600000 SH  PUT  SOLE                   600000        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829     4530   215000 SH       SOLE                   215000        0        0
TW TELECOM INC                 COM              87311L104     7620   302500 SH       SOLE                   302500        0        0
U S AIRWAYS GROUP INC          COM              90341W108     2376   140000 SH       SOLE                   140000        0        0
VERIFONE SYS INC               COM              92342Y109     2068   100000 SH       SOLE                   100000        0        0
WALTER INVT MGMT CORP          COM              93317W102      361     9700 SH       SOLE                     9700        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     5623   415000 SH       SOLE                   415000        0        0
WAUSAU PAPER CORP              COM              943315101    11360  1053794 SH       SOLE                  1053794        0        0
XYRATEX LTD                    COM              G98268108     4869   491824 SH       SOLE                   491824        0        0